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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   Form 13 F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/10

Check here if amendment [X]; Amendment Number 3

This Amendment (Check only one):  [X] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Edward D. Jones & Co., L.P.

Address: 12555 Manchester Road
         St. Louis, MO 63131

Form 13F File Number: 28-14284

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Arthur V. Russell
Title:   Principal, Investment Advisory
Phone:   314-515-5391

Signature, Place and Date of Signing:

Arthur V. Russell    St. Louis, MO    03/11/2011
-------------------  ---------------  -----------
   [Signature]       [City, State]      [Date]

Report Type (check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and portion are reported by other reporting manager(s).)

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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 43

Form 13F Information Table Value Total: 1,973,301

List of the Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state NONE and omit the column headings and list entries.]

NONE

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                          Form 13F Information Table
                          --------------------------

                                                                                                    Voting Authority
                        Title of             Value    Shrs or           Put / Investment   Other  ---------------------
Name of Issuer           Class      CUSIP   (x$1000)  Prn Amt  Sh /Prn  Call  Discretion  Manager Sole Shared   None
--------------          --------  --------- -------- --------- -------  ----- ----------  ------- ---- ------ ---------
Vanguard Total Bond
  Market ETF...........   ETF     921937835 470,753  5,864,625   SH             Sole                          5,864,625
iShares MSCI EAFE
  Value Index..........   ETF     464288877 162,632  3,203,311   SH             Sole                          3,203,311
Vanguard High Dividend
  Yield Indx ETF.......   ETF     921946406 148,239  3,511,100   SH             Sole                          3,511,100
iShares Russell 1000
  Value Index..........   ETF     464287598 160,667  2,476,755   SH             Sole                          2,476,755
Vanguard Value ETF.....   ETF     922908744 172,250  3,229,892   SH             Sole                          3,229,892
SPDR S&P Dividend......   ETF     78464A763 123,446  2,374,874   SH             Sole                          2,374,874
iShares Russell 1000
  Growth Index.........   ETF     464287614 125,741  2,195,968   SH             Sole                          2,195,968
Vanguard FTSE All-
  World ex-US ETF......   ETF     922042775  75,248  1,576,537   SH             Sole                          1,576,537
iShares S&P 100 Index..   ETF     464287101  74,914  1,321,942   SH             Sole                          1,321,942
Vanguard Growth ETF....   ETF     922908736  78,840  1,283,621   SH             Sole                          1,283,621
iShares MSCI EAFE
  Index................   ETF     464287465  70,319  1,207,812   SH             Sole                          1,207,812
iShares MSCI EAFE
  Growth Index.........   ETF     464288885  52,353    857,200   SH             Sole                            857,200
iShares Russell 1000
  Index................   ETF     464287622  48,191    689,822   SH             Sole                            689,822
iShares Russell Midcap
  Index................   ETF     464287499  39,385    387,075   SH             Sole                            387,075
SPDR Dow Jones
  Industrial Average...   ETF     78467X109  37,209    321,794   SH             Sole                            321,794
Vanguard Short-Term
  Bond ETF.............   ETF     921937827  35,358    439,452   SH             Sole                            439,452
iShares Russell 2000
  Index................   ETF     464287655  23,373    298,739   SH             Sole                            298,739
Vanguard Intermediate-
  Term Bond ETF........   ETF     921937819  17,033    206,489   SH             Sole                            206,489
iShares Russell Midcap
  Growth Index.........   ETF     464287481  10,689    188,816   SH             Sole                            188,816
iShares Russell Midcap
  Value Index..........   ETF     464287473   6,329    140,620   SH             Sole                            140,620
iShares Russell 3000
  Value Index..........   ETF     464287663   5,458     64,025   SH             Sole                             64,025
Vanguard Small Cap
  Value ETF............   ETF     922908611   3,879     58,019   SH             Sole                             58,019
Vanguard Total Stock
  Market ETF...........   ETF     922908769   3,267     50,315   SH             Sole                             50,315
Rydex S&P Equal
  Weight...............   ETF     78355W106   3,264     68,994   SH             Sole                             68,994
Vanguard Mid-Cap Value
  ETF..................   ETF     922908512   2,903     54,753   SH             Sole                             54,753
iShares S&P 500 Value
  Index................   ETF     464287408   2,531     42,478   SH             Sole                             42,478
iShares S&P MidCap 400
  Value Index..........   ETF     464287705   2,458     30,938   SH             Sole                             30,938
iShares S&P SmallCap
  600 Value Index......   ETF     464287879   1,403     19,513   SH             Sole                             19,513
Vanguard Mid-Cap
  ETF..................   ETF     922908629   1,380     18,540   SH             Sole                             18,540
iShares S&P MidCap 400
  Index................   ETF     464287507   1,376     15,170   SH             Sole                             15,170
iShares Russell 3000
  Index................   ETF     464287689   1,348     17,989   SH             Sole                             17,989
Vanguard Small Cap
  ETF..................   ETF     922908751   1,355     18,651   SH             Sole                             18,651
SPDR S&P 500...........   ETF     78462F103   1,256      9,987   SH             Sole                              9,987
Vanguard Small Cap
  Growth ETF...........   ETF     922908595   1,393     17,855   SH             Sole                             17,855
iShares S&P 500 Growth
  Index................   ETF     464287309   1,180     17,968   SH             Sole                             17,968
Vanguard Large Cap
  ETF..................   ETF     922908637   1,255     21,778   SH             Sole                             21,778
iShares S&P SmallCap
  600 Index............   ETF     464287804     790     11,535   SH             Sole                             11,535
iShares Russell 2000
  Value Index..........   ETF     464287630     706      9,934   SH             Sole                              9,934
iShares Russell 3000
  Growth Index.........   ETF     464287671     713     15,192   SH             Sole                             15,192
Vanguard Mid-Cap
  Growth ETF...........   ETF     922908538     697     11,183   SH             Sole                             11,183
iShares S&P MidCap 400
  Growth Index.........   ETF     464287606     646      6,413   SH             Sole                              6,413
iShares Russell 2000
  Growth Index.........   ETF     464287648     580      6,633   SH             Sole                              6,633
iShares S&P SmallCap
  600 Growth...........   ETF     464287887     492      6,777   SH             Sole                              6,777